Income Taxes - Additional Informations (Detail) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Income Taxes [Line Items]
Net deferred tax asset	$ 17,794,280	$ 1,717,173
Unrecognized tax benefit	$ 0